BORROWED MONEY (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt Maturities
Federal Home Loan Bank (FHLB) advances , as of December 31, 2017, were as follows:
Fixed-rate advances, with monthly interest payments, principal due in:

Year	Current Weighted Average Rate	Principal due
2018	1.06%	$25,000
2022	1.11%	20,000
		45,000

Fixed-rate advances, with monthly principal and interest payments, principal due in:

Year	Current Weighted Average Rate	Principal due
2021	1.38%	153
		$45,153
Maturities of subordinated debentures based on scheduled repayments at December 31, 2017 are as follows (in thousands of dollars):

Year Ended December 31	Amount
2018	$1,000
2019	2,000
2020	500
2021	—
2022	—
Thereafter	10,310
$13,810